Share-Based Compensation (Details) - Schedule of options granted under the existing stock-option plans - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding at beginning of the year	1,884,420	1,625,042	1,801,418
Weighted average exercise price, Outstanding at beginning of the year (in Dollars per share)	$ 5.52	$ 5.72	$ 4.33
Number of options, Granted	345,500	360,500	158,021
Weighted average exercise price, Granted (in Dollars per share)	$ 12.14	$ 4.46	$ 8.72
Number of options, Forfeited and expired	(48,242)	(63,376)	(128,256)
Weighted average exercise price, Forfeited and expired (in Dollars per share)	$ 33.11	$ 6.26	$ 5.24
Number of options, Exercised	(39,131)	(37,746)	(221,641)
Weighted average exercise price, Exercised (in Dollars per share)	$ 2.89	$ 2.69	$ 2.7
Number of options, Pre-merger Bioblast options			15,500
Weighted average exercise price, Pre-merger Bioblast options (in Dollars per share)			$ 90.17
Number of options, Outstanding at end of the year	2,142,547	1,884,420	1,625,042
Weighted average exercise price, Outstanding at end of the year (in Dollars per share)	$ 6.02	$ 5.52	$ 5.72
Number of options, Exercisable at end of the year	1,613,465	1,283,193	1,098,691
Weighted average exercise price, Exercisable at end of the year (in Dollars per share)	$ 4.9	$ 5.15	$ 3.71